Investigation and Remediation Costs in Next Five Years (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Accrued Environmental Remediation Costs [Line Items]
Estimated environmental remediation costs		2,433
Estimated environmental remediation costs		13,316
Estimated environmental remediation costs		18,836
Estimated environmental remediation costs		14,236
Estimated environmental remediation costs		996
Estimated environmental remediation costs		10,045
Estimated environmental remediation costs	$ 60,168	59,862